Note 6 - Supplemental Balance Sheet and Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	June 30, 2022	December 31, 2021
Costs of construction	$10,351	$3,450
Employee compensation and benefits	1,640	2,497
Interest	3,470	2,063
Transaction costs	1,642	2,048
Other	1,259	901
	$18,362	$10,959

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	Six months ended
	June 30, 2022	June 30, 2021
Accrued costs of construction, including capitalized interest	$12,702	$149
Accrued equity issuance costs	1,684	302
Debt issuance costs and premium amortized to cost of construction	153	750
Net gain on extinguishment of related party notes	-	5,371
Settlement of related party note payable by issuing equity	-	1,250
	Six months ended
	June 30, 2022	June 30, 2021
Right-of-use assets obtained in exchange for operating lease liabilities	$2,838	$25,720
Net decrease in right-of-use assets and operating lease liabilities due to lease remeasurement	(12,189)	-
	Six months ended
	June 30, 2022	June 30, 2021
Interest paid	$2,063	$540
	Six months ended
	June 30, 2022	June 30, 2021
Cash, beginning of year	$6,805	$-
Restricted cash, beginning of year	197,130	72
Cash and restricted cash, beginning of year	$203,935	$72

Cash, end of period	$3,796	$15,604
Restricted cash, end of period	38,392	4,976
Cash and restricted cash, end of period	$42,188	$20,580